Financial Information of the Parent Company - Schedule of Parent Company Balance Sheets (Parentheticals) (Details) - Parent [Member] - $ / shares	Sep. 30, 2025	Sep. 30, 2024
Schedule of Parent Company Balance Sheets [Line Items]
Ordinary shares, par value (in Dollars per share)	$ 11.25	$ 11.25
Ordinary shares, shares authorized (in Shares)	2,000,000,000	2,000,000,000
Ordinary shares, shares issued (in Shares)	563,338	42,880
Ordinary shares, shares outstanding (in Shares)	563,338	42,880